Subsequent Event Note	12 Months Ended
Dec. 31, 2025
Subsequent Events Note [Abstract]
SUBSEQUENT EVENT NOTE
NOTE 15:-	SUBSEQUENT EVENT NOTE

Subsequent to December 31, 2025 and through the issuance date of these financial statements, the Company repaid an aggregate of approximately $862 (including principal, accrued interest, and applicable risk premiums) under its short-term loan arrangements, including repayments relating to the January 2024 Loan, the Bridge Loans, the December 2024 Loan, and the April 2025 Loans (amount presented in the aggregate and not allocated by loan). See also Note 5.